SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Sep. 22, 2021	Sep. 13, 2018
Summary Of Significant Accounting Policies [Line Items]
Trading gains	$ (89,000)		$ (3,860,000)		$ 2,387,000
Allowance for doubtful accounts receivable	5,171		4,946
Intangible asset impairment loss	0		0
Goodwill (Note 9)	39,400,000	[1]	39,510,000	[1]	39,999,000
Severance payments	2,218,000		2,115,000		1,910,000
Advertising expenses	7,300,000		7,300,000		8,000,000
Amortization cost	8,900,000
Deferred revenue recognized during period	21,700,000
Deferred revenue expected in the following year	27,100,000
Purchase non-controlling interests percentage						18.70%
Obligation to purchase non-controlling interests						$ 11,300,000
Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill (Note 9)	33,940,000	[1]	33,990,000	[1]	$ 34,215,000
Road Track [Member]
Summary Of Significant Accounting Policies [Line Items]
Business acquisition percentage							81.30%
Ituran Spain Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Business acquisition percentage						18.70%
Two different reporting [Member] | Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill (Note 9)	1,700,000		1,700,000
Two different reporting [Member] | Telematics Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill (Note 9)	2,000,000		$ 2,000,000
Second reporting unit [Member] | Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill (Note 9)	32,300,000
Second reporting unit [Member] | Telematics Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill (Note 9)	$ 3,500,000
Minimum [Member] | Software Product [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Maximum [Member] | Software Product [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2023, and 2022 was US$ 29.89 million.